Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue
Schedule of disaggregation of revenue

in EUR	2022	2021	2020
Display Solutions	200,038,287	154,707,881	127,119,437
Product Sales	197,024,066	151,982,103	125,083,288
R&D Services	3,014,221	2,725,778	2,036,149
Sensor Technologies	19,467,647	26,094,615	25,470,878
Total	219,505,934	180,802,496	152,590,315

Schedule of contract balances

in EUR	2022	2021
Trade accounts receivables (see note 10)	23,663,160	31,127,559
Contract liabilities	1,794,903	1,021,095
Contract assets	3,569,821	2,123,884
Assets recognized from costs to fulfill contract	2,823,655	2,183,536

Schedule of contract liabilities

in EUR	2022	2021	2020
Balance at January 1	1,021,095	190,154	334,123
Deferred during the year	1,794,903	1,021,095	190,154
Recognized as revenue during the year	(1,021,095)	(190,154)	(334,123)
Balance at December 31	1,794,903	1,021,095	190,154